Deferred Finance Costs (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Finance Costs [Abstract]
DEFERRED FINANCE COSTS

Financing Costs
Balance at December 31, 2010	$18,178

Additions	10,929
Capitalized into vessel deposits	(766)
Amortization	(2,587)
Deferred charges written-off	(935)

Balance at December 31, 2011	$24,819

Additions	42
Amortization	(3,255)
Capitalized into vessel deposits	(879)

Balance at December 31, 2012	$20,727